UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08897

Sparrow Funds

(Exact name of registrant as specified in charter)

211 N. Broadway, Suite 2080  St.Louis   MO  63102

(Address of principal executive offices)(Zip code)

Mutual Shareholder Services, LLC.

8000 Town Centre Drive, Suite 400  Broadview Heights  OH  44147

 (Name and address of agent for service)

Registrant's telephone number, including area code: (314) 725-6161

Date of fiscal year end: August 31

Date of reporting period: February 29, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Sparrow Growth Fund

Class A

(SGFFX)

Class C

(SGFCX)

No-Load Class

(SGNFX)

Semi-Annual Report

February 29, 2016

 (Unaudited)

Fund Advisor:

Sparrow Capital Management, Inc.

211 N. Broadway, Suite 2080

St. Louis, Missouri 63102

Toll Free: (888) 727-3301

SPARROW GROWTH FUND

PORTFOLIO ILLUSTRATION

FEBRUARY 29, 2016 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Technology
7.51%
Industrials
1.81%
Basic Materials
0.75%
Money Market Fund
0.49%
Healthcare
32.51%
Communication Services
1.51%
Consumer Cyclical
17.64%
Financial Services
3.10%
Energy
1.22%
Consumer Defensive
33.46%

Per the fee table in the December 31, 2015 prospectuses, the Fund’s total annual operating expense ratio was 2.36%, 2.85%, and 2.09% for Class A, Class C, and No-Load Class shares, respectively.  Class A shares are subject to a maximum sales charge of 5.75% imposed on the purchases, and a maximum contingent deferred sales charge of 1.00% on redemptions made within 18 months of their purchases (only on purchases of $1 million or more).

Sectors are categorized using Morningstar® classifications.  Portfolio composition is subject to change.

SPARROW GROWTH FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 29, 2016 (UNAUDITED)

Shares		Fair Value

COMMON STOCKS - 99.87%

Agricultural Production - 0.56%
1,130	Cal-Maine Foods, Inc.	$ 60,319

Apparel & Other Finished Products of Fabrics & Similar Material - 9.02%
5,920	Hanesbrands, Inc.	168,661
3,480	Nike, Inc. Class B	214,333
6,000	Skechers USA, Inc. *	197,520
2,780	Under Armour, Inc. Class A *	232,658
2,480	VF Corp.	161,473
		974,645
Application Software - 0.37%
715	Manhattan Associates, Inc. *	39,510

Beverages - 14.95%
2,040	Anheuser-Busch Inbev S.A. ADR	227,460
765	Boston Beer Co. Inc. Class A *	143,904
2,195	Brown-Forman, Inc. Class A	233,965
1,650	Coca-Cola Co.	71,165
1,830	Constellation Brands, Inc. Class A	258,817
2,455	Diageo Plc.	251,883
1,060	Dr. Pepper Snapple Group, Inc.	97,022
2,050	Monster Beverage Corp. *	257,275
755	Pepsico, Inc.	73,854
		1,615,345
Biological Products - 3.50%
490	Amgen, Inc.	69,717
590	Biogen, Inc. *	153,058
1,785	Gilead Sciences, Inc.	155,741
		378,516
Business Services - 1.01%
1,500	Visa, Inc. Class A	108,585

Cable & Other Pay Television Services - 1.95%
2,210	Walt Disney Co.	211,099

Cigarettes - 5.93%
1,770	Altria Group, Inc.	108,979
2,240	British American Tobacco Plc. *	243,354
1,600	Philip Morris International, Inc.	145,648
2,825	Reynolds American, Inc.	142,465
		640,446

* Non-income producing securities during the period.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2016 (UNAUDITED)

Shares		Fair Value

Confectioners - 1.43%
1,700	Hershey Co.	$ 154,513

Electronic Computers - 1.76%
1,965	Apple, Inc.	189,996

Fire, Marine & Casualty Insurance - 0.63%
510	Berkshire Hathaway, Inc. Class B *	68,427

Food and Kindred Products - 3.67%
2,010	Flowers Foods, Inc.	34,431
1,025	Kraft Heinz Co.	78,946
2,075	Snyder's-Lance, Inc.	67,873
2,830	The Hain Celestial Group, Inc. *	104,625
2,850	The WhiteWave Foods Co. Class A *	110,352
		396,227
Grain Mill Products - 2.69%
1,320	Kellogg Co.	97,706
2,780	Post Holdings, Inc. *	193,099
		290,805
Household Appliances - 0.44%
680	Smith A O Corp.	47,858

Information & Delivery Services - 0.42%
300	FactSet Research Systems, Inc.	45,147

Laboratory Analytical Instruments - 0.95%
685	Illumina, Inc. *	102,914

Measuring & Controlling Devices, NEC - 0.98%
815	Thermo Fisher Scientific, Inc.	105,290

Medical Appliances & Equipment - 2.31%
770	Edwards Lifesciences Corp. *	66,990
1,170	Medtronic, Inc.	90,546
950	Zimmer Biomet Holdings, Inc.	91,970
		249,506
Medical Instruments & Supplies - 3.84%
1,210	ABIOMED, Inc. *	96,812
585	Becton, Dickinson and Co.	86,258
2,280	Cantel Medical Corp.	145,076

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2016 (UNAUDITED)

Shares		Fair Value

Medical Instruments & Supplies - 3.84%
830	DexCom, Inc. *	$ 54,000
790	NuVasive, Inc. *	33,022
		415,168
Miscellaneous Transportation Equipment - 0.87%
1,070	Polaris Industries, Inc.	94,064

Oil & Gas - 1.22%
1,645	Exxon Mobil Corp.	131,847

Pharmaceutical Preparations - 17.30%
2,683	Abbvie, Inc.	146,519
965	Alexion Pharmaceuticals, Inc. *	135,872
325	Allergan Plc. *	94,286
1,110	Bristol-Myers Squibb Co.	68,742
2,080	Celgene Corp. *	209,726
690	Eli Lilly & Co.	49,680
2,620	Impax Laboratories, Inc. *	85,648
790	Jazz Pharmaceuticals Plc. (Ireland) *	96,048
1,220	Johnson & Johnson	128,356
845	Mallinckrodt Plc. (Ireland) *	54,950
2,240	Merck & Co., Inc.	112,470
2,140	Mylan, Inc. (United Kingdom) *	96,450
2,535	Novo-Nordisk A/S ADR (Denmark) *	130,299
290	Perrigo Co. (Ireland)	36,613
1,620	Pfizer, Inc.	48,065
540	Regeneron Pharmaceuticals, Inc. *	207,371
240	Taro Pharmaceutical Industries Ltd. (Israel) *	34,774
525	United Therapeutics Corp. *	64,019
800	Vertex Pharmaceuticals, Inc. *	68,392
		1,868,280
Refrigeration & Service Industry Machine - 0.96%
1,125	Middleby Corp. *	104,175

Retail - Drug & Proprietary Stores - 2.33%
1,040	CVS Health Corp.	101,057
1,905	Walgreens Boot Alliance, Inc.	150,381
		251,438
Retail - Catalog & Mail-Order Houses - 2.40%
470	Amazon.com, Inc. *	259,684

* Non-income producing securities during the period.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2016 (UNAUDITED)

Shares		Fair Value

Retail - Variety Stores - 1.16%
640	Dollar Tree, Inc. *	$ 51,360
1,120	Wal-Mart Stores, Inc.	74,301
		125,661
Restaurants - 2.03%
265	Buffalo Wild Wings, Inc. *	42,042
45	Chipotle Mexican Grill, Inc. *	22,912
630	McDonalds Corp.	73,830
1,380	Papa John's International, Inc.	80,247
		219,031
Services - Business Services, NEC - 1.48%
1,835	Mastercard, Inc.	159,498

Services - Commercial Physical & Biological Research - 0.66%
1,800	INC Research Holdings, Inc. *	71,424

Services - Computer Programming, Data Processing, Etc. - 4.26%
260	Alphabet, Inc. Class A *	186,477
2,560	Facebook, Inc. Class A *	273,715
		460,192
Services - Medical Services - 2.15%
900	ICON, Plc. *	64,044
450	Laboratory Corp. of America Holdings *	49,428
1,000	United Health Group, Inc.	119,100
		232,572
Services - Prepackaged Software - 1.16%
2,455	Microsoft Corp.	124,910

Services - Video Tape Rental - 1.51%
1,750	Netflix, Inc. *	163,468

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 1.80%
1,260	Church & Dwight, Inc.	114,358
990	Proctor & Gamble Co.	79,487
		193,845
Specialty Chemicals - 0.75%
300	Sherwin Williams Co.	81,150

Specialty Eateries - 1.01%
1,875	Starbucks Corp.	109,144

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2016 (UNAUDITED)

Shares		Fair Value

Wholesale - Groceries & related Products - 0.41%
335	Domino's Pizza, Inc.	$ 44,568

TOTAL FOR COMMON STOCKS (Cost $10,111,163) - 99.87%		10,789,267

MONEY MARKET FUND - 0.49%
52,595	First American Government Obligations Fund Class Y - 0.01% **	52,595
TOTAL FOR MONEY MARKET FUND (Cost $52,595) - 0.49%		52,595

TOTAL INVESTMENTS (Cost $10,163,758) - 100.36%		10,841,862

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.36)%		(39,131)

NET ASSETS - 100.00%		$ 10,802,731

** Variable rate security; the coupon rate shown represents the yield at February 29, 2016.

The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 29, 2016 (UNAUDITED)

Assets:
Investments in Securities, at Fair Value (Cost $10,163,758)	$ 10,841,862
Cash	-
Receivables:
Dividends and Interest	13,072
Prepaid Expenses	10,350
Total Assets	10,865,284
Liabilities:
Payables:
Due to Advisor	8,270
Trustee Fees	249
Securities Purchased	40,231
Other Accrued Expenses	13,803
Total Liabilities	62,553
Net Assets	$ 10,802,731

Net Assets Consist of:
Paid In Capital	$ 10,937,210
Accumulated Net Investment Loss	(217,371)
Accumulated Undistributed Realized Loss on Investments	(595,212)
Unrealized Appreciation in Value of Investments	678,104
Net Assets	$ 10,802,731

Class A:

Net Assets	$ 7,696,102

Shares outstanding (unlimited number of shares authorized with no par value)	472,091

Net Asset Value	$ 16.30

Offering Price Per Share ($16.30/ 94.25%) (Note 2)	$ 17.29

Short-term Redemption Price Per Share ($16.30 x 0.99) *	$ 16.14

Class C:

Net Assets	$ 470,365

Shares outstanding (unlimited number of shares authorized with no par value)	30,069

Net Asset Value, Redemption Price and Offering Price Per Share	$ 15.64

No Load Class:

Net Assets	$ 2,636,264

Shares outstanding (unlimited number of shares authorized with no par value)	167,624

Net Asset Value, Redemption Price and Offering Price Per Share	$ 15.73

* The Fund charges a 1.00% contingent deferred sales charge ("CDSC") on certain Class A shares redeemed within 18 months of purchase if the shares were purchased without an initial sales charge because they were purchases of $1 million or more or purchases by qualified retirement plans with at least 200 eligible employees. See Note 2 for further analysis.

The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND

STATEMENT OF OPERATIONS

For the Six Months Ended February 29, 2016 (UNAUDITED)

Investment Income:
Dividends (Net of foreign taxes withheld $302)	$ 49,832
Interest	7
Total Investment Income	49,839

Expenses:
Advisory Fees (Note 4)	58,205
Distribution and/or Service (12b-1) Fees (Class A - $20,927;	26,834
Class C - $2,425; No Load Class - $3,482)
Transfer Agent Fees	4,800
Legal Fees	6,301
Accounting Fees	13,741
Audit Fees	7,354
Insurance Fees	460
Custody Fees	5,299
Miscellaneous Fees	6,512
Registration Fees	7,797
Trustee Fees	1,530
Printing and Mailing Fees	1,594
Total Expenses	140,427

Net Investment Loss	(90,588)

Realized and Unrealized Loss on Investments:
Net Realized Loss on Investments	(519,415)
Net Change in Unrealized Appreciation on Investments	(1,049,383)
Net Realized and Unrealized Loss on Investments	(1,568,798)

Net Decrease in Net Assets Resulting from Operations	$ (1,659,386)

The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	2/29/2015	8/31/2015
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (90,588)	$ (199,683)
Net Realized Gain (Loss) on Investments	(519,415)	385,643
Net Change in Unrealized Appreciation on Investments	(1,049,383)	143,538
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,659,386)	329,498

Distributions to Shareholders from:
Realized Gains
Class A	(215,444)	(277,028)
Class C	(13,493)	(12,636)
No Load Class	(74,185)	(57,231)
Net Change in Net Assets from Distributions	(303,122)	(346,895)

Capital Share Transactions:
Proceeds from Sale of Shares
Class A	518,039	919,257
Class C	62,000	127,116
No Load Class	145,100	1,333,241
Reinvestment of Shares
Class A	206,040	260,195
Class C	12,833	10,788
No Load Class	74,185	57,231
Cost of Shares Redeemed
Class A	(614,230)	(2,169,194)
Class C	(4,469)	(79,005)
No Load Class	(67,670)	(119,355)
Net Increase from Shareholder Activity	331,828	340,274

Net Assets:
Net Increase (Decrease) in Net Assets	(1,630,680)	322,877
Beginning of Period	12,433,411	12,110,534
End of Period (Including Accumulated Undistributed Net
Investment Loss of $(217,371) and $(126,783), respectively)	$10,802,731	$12,433,411

Share Transactions:
Shares Sold
Class A	27,671	45,849
Class C	3,547	6,732
No Load Class	8,547	68,890
Reinvestment of Shares
Class A	11,453	14,049
Class C	743	605
No Load Class	4,276	3,199
Shares Redeemed
Class A	(33,937)	(114,835)
Class C	(288)	(4,485)
No Load Class	(4,235)	(6,204)
Net Increase in Shares	17,777	13,800

The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND - CLASS A

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	(Unaudited) Six Months Ended 2/29/2016	Years Ended
		8/31/ 2015	8/31/ 2014	8/31/ 2013	8/31/ 2012	8/31/ 2011

Net Asset Value, at Beginning of Period	$ 19.27	$ 19.10	$ 17.42	$ 14.49	$ 13.03	$ 10.27

Income From Investment Operations:
Net Investment Loss (a)	(0.14)	(0.33)	(0.33)	(0.09)	(0.21)	(0.18)
Net Gain (Loss) on Securities (Realized and Unrealized)	(2.37)	1.08	3.10	3.02	1.67	2.98
Total from Investment Operations	(2.51)	0.75	2.77	2.93	1.46	2.80

Distributions:
Net Investment Income	-	-	-	-	-	(0.03)
Realized Gains	(0.46)	(0.58)	(1.09)	-	-	-
Return of Capital	-	-	-	-	-	(0.01)
Total from Distributions	(0.46)	(0.58)	(1.09)	-	-	(0.04)

Net Asset Value, at End of Period	$ 16.30	$ 19.27	$ 19.10	$ 17.42	$ 14.49	$ 13.03

Total Return (b)	(13.23)% (e)	4.07%	15.96%	20.22%	11.20%	27.25%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 7,696	$ 8,995	$ 9,967	$ 9,632	$ 11,846	$ 6,470
Before Waivers & Reimbursements
Ratio of Expenses to Average Net Assets	2.46% (d)	2.36%	2.38%	2.41%	2.61%	2.68%
Ratio of Net Investment Loss to Average Net Assets	(1.61)% (d)	(1.71)%	(1.79)%	(0.61)%	(1.52)%	(1.79)%
After Waivers & Reimbursements
Ratio of Expenses to Average Net Assets	2.46% (d)	2.36%	2.38%	2.41%	2.61%	2.28%
Ratio of Net Investment Loss to Average Net Assets	(1.61)% (d)	(1.71)%	(1.79)%	(0.61)%	(1.52)%	(1.40)%
Portfolio Turnover (c)	47.55% (e)	108.56%	254.23%	234.17%	149.36%	168.72%

(a) Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.  Total return does not reflect load.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes.

(d) Annualized.

(e) Not annualized.

The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND - CLASS C

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	(Unaudited) Six Months Ended 2/29/2016	Years Ended			For the Period Ended (e) 8/31/2012

		8/31/2015	8/31/2014	8/31/2013

Net Asset Value, at Beginning of Period	$ 18.55	$ 18.50	$ 16.97	$ 14.19	$ 13.01

Income From Investment Operations:
Net Investment Loss (a)	(0.18)	(0.41)	(0.41)	(0.19)	(0.18)
Net Gain (Loss) on Securities (Realized and Unrealized)	(2.27)	1.04	3.03	2.97	1.36
Total from Investment Operations	(2.45)	0.63	2.62	2.78	1.18

Distributions:
Net Investment Income	-	-	-	-	-
Realized Gains	(0.46)	(0.58)	(1.09)	-	-
Total from Distributions	(0.46)	(0.58)	(1.09)	-	-

Net Asset Value, at End of Period	$ 15.64	$ 18.55	$ 18.50	$ 16.97	$ 14.19

Total Return (b)	(13.43)% (f)	3.55%	15.49%	19.59%	9.07% (f)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 470	$ 484	$ 429	$ 307	$ 215

Ratio of Expenses to Average Net Assets	2.93% (d)	2.85%	2.85%	2.92%	3.19% (d)
Ratio of Net Investment Loss to Average Net Assets	(2.06)% (d)	(2.20)%	(2.25)%	(1.22)%	(1.97)% (d)

Portfolio Turnover (c)	47.55% (f)	108.56%	254.23%	234.17%	149.36% (f)

(a) Per share net investment loss has been determined on the basis of average shares outstanding during the period.

(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes.

(d) Annualized.

(e) Class C shares commenced investment operations on January 5, 2012.

(f) Not annualized

The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND - NO LOAD CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	(Unaudited) Six Months Ended 2/29/2016	Years Ended
		8/31/ 2015	8/31/ 2014	8/31/ 2013	8/31/ 2012	8/31/ 2011

Net Asset Value, at Beginning of Period	$ 18.58	$ 18.40	$ 16.77	$ 13.92	$ 12.48	$ 9.87

Income From Investment Operations:
Net Investment Loss (a)	(0.11)	(0.27)	(0.28)	(0.07)	(0.17)	(0.13)
Net Gain (Loss) on Securities (Realized and Unrealized)	(2.28)	1.03	3.00	2.92	1.61	2.84
Total from Investment Operations	(2.39)	0.76	2.72	2.85	1.44	2.71

Distributions:
Net Investment Income	-	-	-	-	-	(0.08)
Realized Gains	(0.46)	(0.58)	(1.09)	-	-	-
Return of Capital	-	-	-	-	-	(0.02)
Total from Distributions	(0.46)	(0.58)	(1.09)	-	-	(0.10)

Net Asset Value, at End of Period	$ 15.73	$ 18.58	$ 18.40	$ 16.77	$ 13.92	$ 12.48

Total Return (b)	(13.08)% (e)	4.29%	16.30%	20.47%	11.54%	27.51%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 2,636	$ 2,955	$ 1,714	$ 1,166	$ 754	$ 645
Before Waivers & Reimbursements
Ratio of Expenses to Average Net Assets	2.18% (d)	2.09%	2.16%	2.17%	2.35%	2.55%
Ratio of Net Investment Loss to Average Net Assets	(1.32)% (d)	(1.43)%	(1.56)%	(0.49)%	(1.29)%	(1.56)%
After Waivers & Reimbursements
Ratio of Expenses to Average Net Assets	2.18% (d)	2.09%	2.16%	2.17%	2.35%	2.03%
Ratio of Net Investment Loss to Average Net Assets	(1.32)% (d)	(1.43)%	(1.56)%	(0.49)%	(1.29)%	(1.05)%
Portfolio Turnover (c)	47.55% (e)	108.56%	254.23%	234.17%	149.36%	168.72%

(a) Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes.

(d) Annualized.

(e) Not annualized.

The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 29, 2016 (UNAUDITED)

NOTE 1. ORGANIZATION

The Sparrow Growth Fund (the “Fund”) was organized as a series of the Sparrow Funds (the “Trust”) on July 14, 1998, and commenced operations on October 4, 1998. The Trust is an open-end diversified investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated July 14, 1998 (the “Trust Agreement”). The Fund’s investment objective is to provide long-term capital appreciation. The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Board has authorized three classes of shares: Class A shares, Class C shares, and No Load Class shares. Each class is subject to different expenses and a different sales charge structure. The investment advisor to the Fund is Sparrow Capital Management, Inc. (the “Advisor”).

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the U.S. (“GAAP”).

Security Valuations - All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes - The Fund’s policy is to continue to comply with requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income as dividends to its shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains. Federal income tax capital loss carryforwards generated in prior years will be used to offset a portion of current year’s realized gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. As of and during the six months ended February 29, 2016, management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2012-2014), or expected to be taken in the Fund’s 2015 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and certain state tax authorities. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations.  As of and during the six months ended February 29, 2016, the Fund did not incur any interest or penalties.

SPARROW GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 29, 2016 (UNAUDITED)

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The first-in first-out (FIFO) method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions - The Fund typically distributes to its shareholders as dividends substantially all of its net investment income and taxable capital gains at least annually. These distributions, which are recorded on the ex-dividend date, are automatically reinvested in the Fund unless a shareholder requests cash distributions on the shareholder’s application or through a written request. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.

Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Sales Charges - With respect to Class A shares, there is a 5.75% maximum initial sales charge, except on purchases of $1 million or more, or on purchases by qualified retirement plans with at least 200 eligible employees. However, shares that are exempt from the initial sales charge will be subject to a contingent deferred sales charge (“CDSC”) of 1%, based on the lower of the shares’ cost or current net asset value (“NAV”), if the shares are redeemed within eighteen months of purchase. Effective October 1, 2008, the Fund’s Class C shares were reclassified as No Load Class shares and the fee structure was changed. With respect to No Load Class shares, there is no initial sales charge or CDSC.  Effective January 5, 2012, the Fund opened a new Class C of shares. There is no initial sales charge or CDSC associated with Class C shares.  There was $5,033 in sales charges for Class A shares during the six months ended February 29, 2016.

Allocation of Income and Expenses, Realized and Unrealized Gains and Losses – Income, realized gains and losses, unrealized appreciation and depreciation, and Fund-wide expenses are allocated on a daily basis to each class of shares based upon their relative net assets. Class-specific expenses are charged directly to the respective share class.

SPARROW GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 29, 2016 (UNAUDITED)

NOTE 3. SECURITIES VALUATIONS

All investments in securities are recorded at their estimated fair value. The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements - A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stocks, including ADRs) - Equity securities are generally valued by using market quotations furnished by a pricing service when the Advisor believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are valued by the pricing service at the NASDAQ Official Closing Price.  Generally, if the security is traded in an active market and is valued at the last sale price in an active

SPARROW GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 29, 2016 (UNAUDITED)

market, the security is categorized as Level 1 within the fair value hierarchy.  When the security position is not considered to be part of an active market, or when the security is valued at the bid price, the position is generally categorized as Level 2 in the fair value hierarchy.  When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued at fair value as determined by the Advisor in good faith, in accordance with guidelines adopted by and subject to review of the Board of Trustees and are categorized as Level 3 within the fair value hierarchy. Manually priced securities held by the Fund (if any) are reviewed by the Board of Trustees on a quarterly basis.

Money market mutual funds are generally priced at the ending NAV provided by the service agent of the Fund.  These securities are categorized as Level 1 within the fair value hierarchy.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of February 29, 2016:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks (including ADR’s)	$ 10,789,267	$ -	$ -	$ 10,789,267
Money Market Fund	52,595	$ -	$ -	52,595
Total	$ 10,841,862	$ -	$ -	$ 10,841,862

The Fund did not hold any Level 2 or Level 3 assets during the year ended August 31, 2015. For more detail on the investments in common stocks please refer to the Schedule of Investments.  The Fund did not hold any derivative instruments at any time during the six months ended February 29, 2016. There were no transfers into or out of Level 1 or Level 2 during the six months ended February 29, 2016. The Fund considers transfers into or out of Level 1 and Level 2 as of the end of the reporting period.

NOTE 4. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to the terms of the management agreement between the Advisor and the Trust with respect to the Fund (the “Agreement”), the Advisor manages the Fund’s investments. The Fund pays the Advisor a management fee at the annual rate of 1.00% of the Fund’s average daily net assets. The Fund pays all of its operating expenses. For the six months ended February 29, 2016, the Advisor earned fees of $58,205 from the Fund. As of February 29, 2016, the Fund owed $8,270 to the Advisor.  The President of the Advisor is also a Trustee of the Trust.

Rafferty Capital Markets, LLC (the “Distributor”) acts as the principal distributor of the Fund’s shares. The Fund has adopted Distribution Plans (the “Plans”), with respect to Class A shares, Class C shares, and No Load shares, pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended.  Under the Plans, the Fund pays an annual fee of 0.50% of the average daily net assets of the Fund invested in Class A shares

SPARROW GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 29, 2016 (UNAUDITED)

and 1.00% of the average daily net assets of the Fund invested in Class C shares to help defray the cost of distributing shares.  The 12b-1 fees are used by the Distributor to compensate qualifying financial institutions (such as banks, brokers-dealers and other industry professionals) who sell shares and provide distribution-related and other services to the Fund's shareholders to the extent these institutions are allowed to do so by applicable statutes, rules or regulations.  The Fund may also pay up to 0.25% of these amounts directly to the Advisor, to be used by the Advisor to compensate any entity, including registered broker-dealers, custodians, investment advisers, financial planners, 401(k) administrators, etc, that perform certain administrative or other servicing functions for the Fund’s shareholders.

Under the Plan for No Load Class Shares, the Fund pays the Distributor an annual fee of 0.25% of the average daily net assets of the Fund invested in No Load Class shares to help defray the cost of servicing the No Load Class shares. The Distributor will use these fees to compensate with a “service fee” any entities that perform certain administrative or other servicing functions for the Fund’s No Load Class shares, including registered broker-dealers, custodians, mutual fund platform sponsors, investment advisers, financial planners, 401(k) administrators, etc.

The Plans are compensation plans, which mean that the full 12b-1 fee payable under the respective Plan is paid to the Distributor irrespective of actual 12b-1 fees incurred. For the six months ended February 29, 2016, Class A incurred 12b-1 expenses of $20,927, Class C incurred 12b-1 expenses of $2,425, and No Load Class incurred 12b-1 expenses of $3,482.  At February 29, 2016, the Fund owed $0 in 12b-1 expenses.

NOTE 5. INVESTMENT TRANSACTIONS

For the six months ended February 29, 2016, purchases and sales of investment securities, other than short-term investments, were as follows:

Purchases

Investment Securities                          $ 5,546,331

Sales

Investment Securities                          $ 5,652,492

NOTE 6. TAX MATTERS

As of August 31, 2015, the aggregate cost of securities for federal income tax purposes was $10,732,239.

As of August 31, 2015, the net unrealized appreciation of investments for tax purposes was as follows:

Gross Appreciation                             $  2,079,154

Gross (Depreciation)                               (356,168)

Net Appreciation on Investments *      $  1,722,986

SPARROW GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 29, 2016 (UNAUDITED)

The tax character of distributions paid during the six months ended February 29, 2016 and the year ended August 31, 2015, were as follows:

	February 29, 2016	August 31, 2015
Distributions paid from:
Ordinary Income	$ -	$ 95,361
Capital Gains	303,122	251,534
Total	$ 303,122	$ 346,895

For the six months ended February 29, 2016, each share class paid a long-term capital gain distribution of $0.46366 per share, on December 23, 2015.

For the year ended August 31, 2015, each class within the Fund paid a long-term capital gain distribution of $0.4238 and a short-term capital gain distribution of $0.1608 per share, on December 23, 2014.

As of August 31, 2015, the components of distributable earnings on a tax basis were as follows:

Accumulated Undistributed Capital Gains                                                   $      231,826

Other Accumulated Losses

                                          (126,783)

Net Unrealized Appreciation *

                           1,722,986

                       $  1,828,029

* Differences between financial reporting basis and tax-basis are primarily attributable to wash sales.  The Fund elected to defer to the year ending August 31, 2016, late year ordinary losses in the amount of $126,783.

NOTE 7. SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

SPARROW GROWTH FUND

EXPENSE ILLUSTRATION

FEBRUARY 29, 2016 (UNAUDITED)

 Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, September 1, 2015 through February 29, 2016.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads).  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative cost of owning different funds.  In addition, if these transactional costs were included, your cost could have been higher.

SPARROW GROWTH FUND

EXPENSE ILLUSTRATION (CONTINUED)

FEBRUARY 29, 2016 (UNAUDITED)

Class A	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2015	February 29, 2016	September 1, 2015 to February 29, 2016

Actual	$1,000.00	$867.68	$11.42
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,012.63	$12.31

*Expenses are equal to the Fund’s annualized expense ratio of 2.46% for Class A, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Class C	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2015	February 29, 2016	September 1, 2015 to February 29, 2016

Actual	$1,000.00	$865.75	$13.59
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,010.29	$14.64

*Expenses are equal to the Fund’s annualized expense ratio of 2.93% for the Class C, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

No Load Class	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2015	February 29, 2016	September 1, 2015 to February 29, 2016

Actual	$1,000.00	$869.23	$10.13
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,014.02	$10.92

*Expenses are equal to the Fund’s annualized expense ratio of 2.18% for the No Load Class, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

SPARROW GROWTH FUND

ADDITIONAL INFORMATION

FEBRUARY 29, 2016 (UNAUDITED)

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12 month period ending June 30, are available without charge upon request by (1) calling the Fund at (888) 727-3301 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Portfolio Holdings - The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on November 30 and May 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-888-727-3301.

SPARROW GROWTH FUND

ADDITIONAL INFORMATION (CONTINUED)

FEBRUARY 29, 2016 (UNAUDITED)

Trustees & Officers of the Trust

The following table provides information regarding each Trustee who is an “interested person” of the Trust as defined in the Investment Company Act of 1940, as amended, and each officer of the Trust.

Name, Address*, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
Gerald R. Sparrow** Age: 57	Trustee, President, Secretary, Treasurer, Chief Compliance Officer	Indefinite Term; Since inception.	Director and President of Sparrow Capital Management, Inc.; Former President of Buford Dickson Harper Sparrow, an advisory company from 1995 to March 2004; General partner of Sparrow Fund L.P., an advisory company.	1	None

*     Address of each officer is 211 N. Broadway, Suite 2080, St. Louis, MO 63102.

**   Mr. Sparrow is an “interested” person because he is the President of the Advisor.

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940, as amended.

Name, Address*, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
Richard N. Priest Age: 85	Independent Trustee	Indefinite Term; since 2003.	Vice President (Retired) of the New York Stock Exchange.	1	South Side Day Nursery; Missouri Bar Association Advisory Committee
Donald D. Woodruff Age: 59	Independent Trustee	Indefinite Term; Since inception.	President of Robinson, Inc. a retail (sales of hearing aids) company from June 1992 through present.	1	None

* Address of each Trustee is 211 N. Broadway, Suite 2080, St. Louis, MO 63102.

 TRUSTEES

Gerald R. Sparrow

Richard N. Priest

Donald D. Woodruff

OFFICERS

Gerald R. Sparrow, President, Chief Compliance Officer, Secretary and Treasurer

INVESTMENT ADVISOR

Sparrow Capital Management, Inc.

211 N. Broadway, Suite 2080

St. Louis, MO 63102

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

1350 Euclid Ave., Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

Thompson Hine LLP

41 S. High Street,  Suite 1700

Columbus, OH  43215

CUSTODIAN

US Bank, N.A.

425 Walnut St.

Cincinnati, OH 45202

TRANSFER AGENT AND FUND ACCOUNTANT

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

Additional information about the Trustees is available in the Fund's Statement of Additional Information which is available, without charge, upon request by calling (888) 727-3301.

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 4. Principal Accountant Fees and Services.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.   Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable – applies to closed-end funds only.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable – applies to closed-end funds only.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Companies and Affliliated Purchasers.  Not applicable – applies to closed-end funds only.

Item 10.  Submission of Matters to a Vote of Security Holders.  Not applicable – the registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.  Controls and Procedures.

(a)

The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Filed herewith.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sparrow Funds

By /s/ Gerald Sparrow

*Gerald Sparrow

President

Date April 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Gerald Sparrow

*Gerald Sparrow

President and Treasurer

Date April 21, 2016

* Print the name and title of each signing officer under his or her signature.